(7) TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Recoverable Tables
Schedule of taxes recoverable

	Dec 31, 2017	Dec 31, 2016
Current
Prepayments of social contribution - CSLL	7,257	14,141
Prepayments of income tax - IRPJ	21,887	35,534
Income tax and social contribution to be offset	59,658	94,268
Income tax and social contribution recoverable	88,802	143,943

Withholding income tax - IRRF on interest on capital	43,841	3,642
Withholding income tax - IRRF	103,277	115,189
State VAT - ICMS to be offset	104,843	82,090
Social Integration Program - PIS	8,447	9,062
Contribution for Social Security Funding - COFINS	37,699	39,984
National Social Security Institute - INSS	7,597	6,374
Others	541	3,564
Other taxes recoverable	306,244	259,905

Total current	395,046	403,848

Noncurrent
Social contribution to be offset - CSLL	58,856	55,498
Income tax to be offset - IRPJ	2,608	10,037
Income tax and social contribution recoverable	61,464	65,535

State VAT - ICMS to be offset	159,624	122,415
Social Integration Program - PIS	1,024	800
Contribution for Social Security Funding - COFINS	4,719	3,687
Others	6,613	5,849
Other taxes recoverable	171,980	132,751

Total noncurrent	233,444	198,286